Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment	$ 138,938	$ 111,067
Taiwan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	136,986	109,732
U.S. [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	730	668
China [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	803	540
Korea [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	95	83
Israel [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	265	28
Japan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 59	$ 16